Short-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Aug. 01, 2022	Jul. 31, 2022	Dec. 31, 2021
Debt
Short-term debt from unrelated parties	€ 665,013			€ 1,178,353
Short-term debt from related parties (see note 5 c)	4,000			77,500
Short-term debt	669,013			1,255,853
Borrowings offset under cash management system	80,603			116,538
Cash and cash equivalents before offset	1,354,390			1,598,193
Short-term debt from unrelated parties before offset	745,616			1,294,891
Commercial paper program
Debt
Short-term debt from unrelated parties	495,424			715,153
Commercial paper borrowing limit	1,500,000
Outstanding amount	496,500			715,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	€ 169,511			€ 463,091
Average interest rate (as a percent)	6.23%			0.22%
Other
Debt
Short-term debt from unrelated parties	€ 78			€ 109
Other debt relating to fixed payments for acquisitions
Debt
Short-term debt from unrelated parties	78			109
Borrowings excluding Syndicated Credit Facility
Debt
Remaining borrowing capacity	€ 1,107,050			€ 477,483
Related party loan agreement | Maximum
Debt
Short term borrowing capacity from related party			€ 600,000
Related party revolving facility | Maximum
Debt
Short term borrowing capacity from related party		€ 600,000